Loans and Allowance for Credit Losses (Credit Quality Indicators of Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
MUAH's FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated		¥ 53,884	¥ 59,963
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	90,206,688	84,587,528
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	54,704,973	54,895,738
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	11,691,323	11,530,107
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	977,091	980,046
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	10,737,653	10,605,152
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	2,672,828	2,679,580
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	8,323,941	8,445,977
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	4,329,670	3,984,994
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	1,527,406	1,443,036
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	12,670,780	13,492,802
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	1,774,281	1,734,044
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	35,445,684	29,616,050
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	56,031	75,740
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	14,546,562	14,978,305
Loans, Accrual		14,449,091	14,864,856
Loans, Nonaccrual		97,471	113,449
Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	564,606	608,621
Loans, Accrual		497,017	535,511
Loans, Nonaccrual		67,589	73,110
MUAH [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1],[2]	9,240,881	7,179,588
MUAH [Member] | Credit Quality Based on the Number of Delinquencies [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Accrual		3,820,953	3,003,826
Loans, Nonaccrual		32,669	34,989
MUAH [Member] | Credit Quality Based on Internal Credit Ratings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Pass		5,229,700	3,946,961
Loans, Special Mention		76,670	98,645
Loans, Classified		80,889	95,167
Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	3,857,326	3,075,861
Loans, Normal		3,653,931	2,923,087
Loans, Special Mention		118,164	101,184
Loans, Substandard or Doubtful or Doubtful of Loss		85,231	51,590
Normal [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		85,785,114	79,040,504
Normal [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		51,408,556	50,608,911
Normal [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		10,522,968	10,032,892
Normal [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		887,030	786,640
Normal [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		10,101,657	9,747,076
Normal [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		2,383,133	2,279,379
Normal [Member] | Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		7,582,985	7,582,548
Normal [Member] | Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		4,313,416	3,959,266
Normal [Member] | Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		1,449,687	1,349,217
Normal [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		12,504,635	13,274,021
Normal [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		1,663,045	1,597,872
Normal [Member] | Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		34,355,619	28,399,163
Normal [Member] | Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		20,939	32,430
Close Watch [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		3,801,311	4,714,273
Close Watch [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		2,782,394	3,549,135
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		1,049,399	1,329,356
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		69,953	163,313
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		559,144	716,302
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		235,506	328,142
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		582,992	651,659
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		10,539	18,494
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		54,515	68,863
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		147,477	182,727
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		72,869	90,279
Close Watch [Member] | Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		990,519	1,132,038
Close Watch [Member] | Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		28,398	33,100
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		620,263	832,751
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		514,023	737,692
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		118,956	167,859
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		20,108	30,093
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		76,852	141,774
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		54,189	72,059
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		157,964	211,770
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		5,715	7,234
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		23,204	24,956
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		18,668	36,054
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		38,367	45,893
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		99,546	84,849
Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		¥ 6,694	¥ 10,210

[1]	Total loans in the above table do not include loans held for sale.
[2]	Total loans of MUAH do not include FDIC covered loans and small business loans which are not individually rated totaling ¥59,963 million and ¥53,884 million as of March 31, 2014 and 2015, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.